COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
COMMON STOCK RESERVED FOR ISSUANCE
Exercise and conversion of common stock warrants	1,743,056
Stock options outstanding	1,673,797
Stock options available for future grants under the 2010 Stock Plan	1,535,876

Total	4,952,729